Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income (loss)	$ 55,757	$ (31)
Items that will not be reclassified to net income:
Gain (loss) on marketable securities, at FVTOCI, net of tax (expense) recovery of ($4,811) and $6,059	29,819	(37,686)
Items that may be subsequently reclassified to net income:
Unrealized gain (loss) on effective portion of derivative, net of tax (expense) recovery of ($702) and $850	2,226	(2,907)
Total other comprehensive income (loss)	32,045	(40,593)
Total comprehensive income (loss)	87,802	(40,624)
Attributable to:
Equity holders of SSR Mining	89,360	(34,214)
Non-controlling interest	$ (1,558)	$ (6,410)